SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

Payment of withholding tax on shares received as part of consideration for the Divestment

In February 2025, the Company filed declarations for dividend withholding tax to the Dutch tax authorities and subsequently paid EUR 173.7 million ($181.5 million at the exchange rate on the date of payment). The amount paid related to the treatment of a portion of the Class A shares received as partial consideration for the Divestment as a repurchase of shares, and corresponds to the contingent liability reflected in the Company’s balance sheets as of December 31, 2024, as disclosed in Note 11 “Commitments and Contingencies”.

Incorporation of Avride Holding Inc and updated Avride Group Equity Incentive Plan

On February 27, 2025, the Company effected a corporate reorganization of the Avride group, pursuant to which Avride Holding Inc., a Delaware corporation and subsidiary of Nebius Group N.V., became the intermediate holding company of the Avride group.

On March 6, 2025, the board of directors of Avride Holding Inc. authorized and approved the adoption of a new Avride Employee Stock Incentive Plan ("Avride ESOP"), a participating subsidiary plan under the Company’s Amended and Restated Equity Incentive Plan. The Avride ESOP authorizes the grant of equity awards in respect of up to 7,926,674 shares of common stock of Avride Holding Inc. (representing 20% of the fully diluted share capital of Avride Group Inc).

These events did not result in any effect on the Company’s consolidated financial statements for the year ended December 31, 2024.

Grant of share options to senior management personnel

In April 2025 the Company’s Board of Directors approved the grant of “premium-priced” share options in respect of 2,000,000 Class A shares to each of three members of senior management at an exercise price of $100 per share. These awards are intended to incentivize exceptional long-term performance and drive exceptional growth in shareholder value. The awards vest quarterly over four years from January 1, 2025, and once vested will remain exercisable for up to ten years, including in the case of termination other than for cause or good reason.